Significant Accounting policies, Critical Accounting Estimates and Assumptions (Details) $ in Millions	12 Months Ended
	Oct. 31, 2019 USD ($) Swap	Oct. 31, 2018 USD ($)
Foreign currency risk [Abstract]
Foreign currency hedging transactions	$ 0.0	$ 0.0
Interest rate risk [Abstract]
Number of interest rate swaps | Swap	4
Detailed information about borrowings [Abstract]
Borrowings	$ 4,670.7	4,845.9
Current borrowings	$ 0.0	3.7
Bottom of Range [Member]
Detailed information about borrowings [Abstract]
Onerous lease provisions expected maturity period	12 months
Top of Range [Member]
Detailed information about borrowings [Abstract]
Onerous lease provisions expected maturity period	8 years
Senior Secured Debt Facilities [Member]
Detailed information about borrowings [Abstract]
Borrowings	$ 4,775.0	4,996.9
Current borrowings	0.0	50.3
Revolving Credit Facility [Member]
Detailed information about borrowings [Abstract]
Current borrowings	$ 0.0	$ 0.0